Goodwill and Other Intangibles - Summary of Goodwill by Segment (Detail) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 17,148	$ 16,976
Additions	(3)
Foreign currency translation adjustments and other	(605)	172
Ending balance	16,540	17,148
Canadian Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,846	2,836
Additions	(3)
Foreign currency translation adjustments and other	(35)	10
Ending balance	2,808	2,846
U.S. Retail [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,142	13,980
Foreign currency translation adjustments and other	(570)	162
Ending balance	13,572	14,142
Wholesale Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	160	160
Ending balance	$ 160	$ 160